General And Administrative Expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
General And Administrative Expenses
9. GENERAL AND ADMINISTRATIVE EXPENSES

	2020	2019	2018
Employee-related cost	1,600	924	680
Depreciation and amortization	1,273	947	150
Share-based compensation expense	358	141	124
Premises rental	—	—	428
Other general and administrative expenses	498	378	360

	3,729	2,390	1,742